Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of trade and other payables [text block] [Abstract]
Schedule of trade and other payables
	December 31, 2021	December 31, 2020
Trade accounts payable - third parties	3,544,384	722,272
Other	153,339	40,181
Total trade and other payables	3,697,723	762,453